Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense
	For the year ended December 31,
	2023	2024	2025

Current income tax	434	2,475	731
Withholding tax expense	-	786	2,050

Total	434	3,261	2,781

Schedule of Income tax reconciliation

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(29.6)	(23.8)	(6.3)
Effect of withholding taxes	-	(1.0)	1.0
Permanent differences(1)	25.4	43.0	(25.1)
Change in valuation allowances	(21.2)	(47.4)	6.8
Effective income tax rate	(0.4)	(4.2)	1.4

(1)	The permanent differences mainly consist of additional super deduction for research and development expenditures, and certain non-deductible expenses.

Schedule of net operating tax loss carry forwards

As of December 31, 2025, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB

Loss expiring in 2026	11,736
Loss expiring in 2027	5,172
Loss expiring in 2028	14,994
Loss expiring in 2029	73,727
Loss expiring in 2030	421,019
Loss expiring in 2031	207,664
Loss expiring in 2032	14,027
Loss expiring in 2033	98,722
Loss expiring in 2034	129,473
Loss expiring in 2035	143,999
1,120,533

Schedule of deferred tax assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets：
Net operating tax loss carry forwards	136,584	137,997
Contingent Liability Provisions	-	35
Lease obligations	-	232
Advertising expenses in excess of deduction limit	8	8
Total deferred tax assets	136,592	138,273
Less: valuation allowances	(136,592)	(138,273)
Net deferred tax assets	-	-

Schedule of movement of the aggregate valuation allowances for deferred tax assets

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2023	(108,601)	(8,262)	(116,863)
2024	(116,863)	(19,729)	(136,592)
2025	(136,592)	(1,681)	(138,273)

*	The movement in valuation allowances were due to the changes of deferred tax assets recognized for net operating tax loss carry forwards, advertising expenses in excess of deduction limit and deferred revenue.